Income Taxes - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2018 USD ($) tax_entity	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Provisional reduction in net deferred tax assets	$ 46,400
Provisional deferred tax benefit resulting from the remeasurement of deferred tax liabilities	12,100
Provisional deferred tax benefit resulting from release of valuation allowance	16,500
Valuation allowance	119,419		$ 119,419	$ 180,584	$ 171,600
Net deferred tax liabilities			27,000	26,500	$ 14,100
Federal net operating loss carryforwards	321,600		321,600	260,800
State net operating loss carryforwards	$ 321,600		321,600	260,800
Number of income tax groups | tax_entity	2
Accrual for tax exposures (excluding accrued interest)	$ 2,100		2,100	14,000
Interest expense related to the tax exposures	400	$ 400	$ 400	$ 400
Accrued interest related to unrecognized tax benefits	$ 600